Summary of Significant Accounting Policies - Basis Of Presentation, Subsidiaries, Affiliates and Restricted Cash (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 21, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2018	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	$ 55,637		$ 48,117	$ 39,826
Net cash provided by financing activities	(66,916)		(12,940)	75,225
Cash and cash equivalents and restricted cash	$ 150,774		$ 134,190	141,378		$ 176,892
Stockholders' equity, Reverse stock split		one-for-ten reverse stock split
Common stock shares outstanding	12,843,414		12,038,647
Common stock par value	$ 0.0001		$ 0.0001
Adjustments to Common Stock, Reverse stock split	$ (12)		$ (11)
Adjustments to Additional Paid in Capital, Reverse stock split	12		11
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	12,892		6,558	5,386
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	4,315		5,968
Amount Held as Security
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	1,577		590
Effect of Standard Adoption | ASU 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities			(2,666)	2,906
Net cash provided by financing activities			3,839	(11,000)
Cash and cash equivalents and restricted cash			$ 1,172	$ (8,094)
Navios Containers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock shares outstanding					34,603,100
Navios Containers | Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 1,934
Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings	63.80%
Navios Containers
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings	3.70%
Navios Partners and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Economic interest	20.00%
General partner interest of Navios Holdings	2.00%
Navios Acquisition and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Economic interest	35.80%
Navios Europe I and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Economic interest	47.50%
Navios Europe II and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Economic interest	47.50%
Navios Containers and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Economic interest					3.70%
Before 1-for-10 reverse stock split
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock shares outstanding	128,400,000		120,400,000
2022 Notes
Restricted Cash And Cash Equivalents Items [Line Items]
Fixed interest rate	7.375%
Restricted cash	$ 7,000